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March 16, 2010

VIA EDGARLINK
Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Subj:	SBL Variable Annuity Account XVII
1940 Act Registration Number: 811-21481
1933 Act Registration Numbers: 333-111589, 333-124509
CIK: 0001274458
Rule 30b2-1 Filing

Dear Sir or Madam:

As required by Rule 30e-2 under the Investment Company Act of 1940, as amended (the “Act”), SBL Variable Annuity Account XVII, a unit investment trust registered under the Act, mailed to its contract owners the annual report(s) for the underlying management investment companies. This filing constitutes the filing of those reports as required by Rule 30b2-1 under the Act.

The following annual reports, which were mailed to contract owners, were filed with the Commission via EDGAR on the dates indicated below and are incorporated herein by reference:

Underlying Management Investment Company	CIK Number	Date(s) Filed
AIM Variable Insurance Funds	0000896435	February 26, 2010
American Century Variable Portfolios, Inc.	0000814680	February 23, 2010
Dreyfus Investment Portfolios	0001056707	February 12, 2010
Dreyfus Variable Investment Fund	0000813383	February 12, 2010
MFS® Variable Insurance Trust	0000918571	March 1, 2010
Neuberger Berman Advisers Management Trust	0000736913	March 5, 2010
Oppenheimer Variable Account Funds	0000752737	February 23, 2010
PIMCO Variable Insurance Trust	0001047304	March 3, 2010
Rydex Variable Trust	0001064046	March 10, 2010

One Security Benefit Place * Topeka, Kansas 66636-0001

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Securities and Exchange Commission
March 16, 2010
Page two

Underlying Management Investment Company	CIK Number	Date(s) Filed
SBL Fund	0000217087	March 10, 2010
The Universal Institutional Funds, Inc.	0001011378	March 9, 2010

To the extent necessary, these filings are incorporated herein by reference.

Sincerely,

CHRIS SWICKARD

Chris Swickard
Second Vice President and Assistant General Counsel
Security Benefit Life Insurance Company

One Security Benefit Place * Topeka, Kansas 66636-0001